Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Advertising - 0.5%
Publicis Groupe SA	7,876	$823,571

Aerospace/Defense - 4.8%
BAE Systems PLC	101,506	1,692,463
Leonardo SpA	17,025	405,541
Melrose Industries PLC	58,144	440,109
Rheinmetall AG	1,343	732,255
Rolls-Royce Holdings PLC (a)	476,237	2,752,560
Saab AB	10,209	235,558
Safran SA	9,974	2,192,337
		8,450,823

Agriculture - 1.1%
Japan Tobacco, Inc.	62,300	1,843,985

Auto Manufacturers - 9.2%
Ferrari NV	4,037	1,661,986
Honda Motor Co. Ltd.	181,500	1,995,464
Mazda Motor Corp.	20,800	190,498
Stellantis NV	76,857	1,281,283
Subaru Corp.	16,700	332,930
Suzuki Motor Corp.	54,200	636,593
Toyota Motor Corp.	457,700	9,010,095
Volvo AB - Class B	38,611	985,357
		16,094,206

Auto Parts & Equipment - 1.6%
Aisin Corp.	5,500	189,079
Bridgestone Corp.	19,600	809,225
Denso Corp.	53,500	897,827
JTEKT Corp.	6,600	48,331
Niterra Co. Ltd.	7,400	223,277
Toyota Industries Corp.	5,700	488,175
Yokohama Rubber Co. Ltd.	5,000	115,383
		2,771,297

Banks - 8.4%
Banco Bilbao Vizcaya Argentaria SA	149,237	1,567,312
Credit Agricole SA	31,699	481,317
Danske Bank AS	16,680	510,410
Japan Post Bank Co. Ltd.	43,400	456,438
Kyoto Financial Group, Inc.	12,000	227,496
Mediobanca Banca di Credito Finanziario SpA	18,450	299,413
Mitsubishi UFJ Financial Group, Inc.	366,700	4,283,735
Mizuho Financial Group, Inc.	64,600	1,486,872
Sumitomo Mitsui Financial Group, Inc.	36,400	2,652,154
Sumitomo Mitsui Trust Holdings, Inc.	18,200	466,648
UniCredit SpA	51,807	2,128,068
		14,559,863

Building Materials - 1.4%
Heidelberg Materials AG	3,938	411,189
Holcim AG	13,164	1,233,389
James Hardie Industries PLC - ADR (a)	17,812	636,804
Sanwa Holdings Corp.	10,600	229,966
		2,511,348

Chemicals - 2.4%
Kuraray Co. Ltd.	10,900	135,263
Mitsui Chemicals, Inc.	6,100	178,230
Nippon Sanso Holdings Corp.	9,300	308,541
Nitto Denko Corp.	5,200	456,113
Shin-Etsu Chemical Co. Ltd.	70,300	3,166,679
		4,244,826

Commercial Services - 3.6%
Brambles Ltd.	34,684	352,925
Dai Nippon Printing Co. Ltd.	7,500	248,824
RELX PLC	69,858	3,298,561
Secom Co. Ltd.	7,300	468,880
TOPPAN Holdings, Inc.	16,100	459,447
Wolters Kluwer NV	8,494	1,425,779
		6,254,416

Computers - 1.8%
CGI, Inc. (a)	6,322	720,872
CyberArk Software Ltd. (a)(b)	1,210	310,220
NEC Corp.	15,200	1,319,048
Nomura Research Institute Ltd.	14,200	442,669
NS Solutions Corp.	2,700	62,091
Otsuka Corp.	8,300	184,555
SCSK Corp.	5,200	102,521
		3,141,976

Cosmetics/Personal Care - 0.2%
Beiersdorf AG	2,678	388,948

Distribution/Wholesale - 7.4%
ITOCHU Corp.	59,100	3,070,494
Marubeni Corp.	62,000	1,183,879
Mitsubishi Corp.	196,300	4,119,804
Mitsui & Co. Ltd.	106,000	2,497,780
Seven Group Holdings Ltd.	7,085	181,530
Sojitz Corp.	5,500	132,209
Sumitomo Corp.	43,700	1,102,090
Toyota Tsusho Corp.	30,900	625,611
		12,913,397

Diversified Financial Services - 1.5%
Daiwa Securities Group, Inc.	69,200	580,882
Japan Exchange Group, Inc.	25,000	592,270
Mitsubishi HC Capital, Inc.	46,500	338,495
Nomura Holdings, Inc.	95,600	599,937
SBI Holdings, Inc.	7,200	189,510
TMX Group Ltd.	8,777	266,746
Tokyo Century Corp.	6,300	67,876
		2,635,716

Electric - 2.4%
Chubu Electric Power Co., Inc.	21,200	267,963
E.ON SE	70,641	991,191
Enel SpA	196,945	1,405,471
Engie SA	44,217	695,796
Kansai Electric Power Co., Inc.	30,900	530,625
Kyushu Electric Power Co., Inc.	14,000	147,658
Sembcorp Industries Ltd.	30,600	109,196
Tokyo Electric Power Co. Holdings, Inc. (a)	21,900	109,321
		4,257,221

Electronics - 1.2%
Camtek Ltd./Israel	1,553	156,105
Kyocera Corp.	39,400	499,979
SCREEN Holdings Co. Ltd.	5,400	464,824
TDK Corp.	14,000	984,547
		2,105,455

Engineering & Construction - 1.3%
COMSYS Holdings Corp.	3,400	73,921
Ferrovial SE	17,122	680,803
Kajima Corp.	19,700	383,993
Keppel Ltd.	49,600	246,386
Obayashi Corp.	20,500	271,705
Shimizu Corp.	17,000	107,886
Stantec, Inc.	4,698	413,366
		2,178,060

Entertainment - 0.0%(c)
Toei Animation Co. Ltd.	2,000	31,227

Food - 2.0%
Aeon Co. Ltd.	28,200	646,621
Ajinomoto Co., Inc.	13,800	573,998
Danone SA	19,600	1,276,121
Lotus Bakeries NV	10	108,658
NH Foods Ltd.	3,200	106,293
Nichirei Corp.	3,700	97,585
Nissin Foods Holdings Co. Ltd.	7,500	223,941
Toyo Suisan Kaisha Ltd.	3,000	205,167
Yamazaki Baking Co. Ltd.	9,500	235,843
		3,474,227

Gas - 0.4%
Centrica PLC	154,327	262,972
Osaka Gas Co. Ltd.	15,600	354,789
		617,761

Hand/Machine Tools - 0.2%
Amada Co. Ltd.	10,500	125,288
Fuji Electric Co. Ltd.	4,100	233,511
		358,799

Healthcare-Products - 0.9%
Cochlear Ltd.	2,379	536,748
Demant AS (a)	2,973	113,825
FUJIFILM Holdings Corp.	39,700	948,740
		1,599,313

Home Builders - 1.1%
Daiwa House Industry Co. Ltd.	27,300	782,343
Haseko Corp.	7,000	88,035
Sekisui House Ltd.	24,200	610,634
Sumitomo Forestry Co. Ltd.	8,400	360,268
		1,841,280

Insurance - 4.0%
Fairfax Financial Holdings Ltd.	931	1,097,948
Generali	28,027	725,851
Great-West Lifeco, Inc.	10,579	317,757
Medibank Pvt Ltd.	84,996	221,221
MS&AD Insurance Group Holdings, Inc.	50,100	1,197,945
Sompo Holdings, Inc.	30,800	712,817
Talanx AG	1,899	144,378
Tokio Marine Holdings, Inc.	63,100	2,536,552
		6,954,469

Internet - 1.4%
CAR Group Ltd.	13,660	311,313
Spotify Technology SA (a)	5,567	1,914,714
Trend Micro, Inc./Japan	3,800	183,881
		2,409,908

Investment Companies - 0.1%
EXOR NV	2,362	241,824

Iron/Steel - 1.0%
Fortescue Ltd.	45,188	557,621
JFE Holdings, Inc.	14,500	213,912
Kobe Steel Ltd.	22,600	284,527
Nippon Steel Corp.	23,600	516,725
Yamato Kogyo Co. Ltd.	2,300	122,565
		1,695,350

Leisure Time - 0.1%
Yamaha Motor Co. Ltd.	25,300	238,974

Lodging - 0.3%
InterContinental Hotels Group PLC	5,053	509,276

Machinery-Construction & Mining - 4.9%
Hitachi Construction Machinery Co. Ltd.	2,600	65,814
Hitachi Ltd.	206,500	4,532,372
Komatsu Ltd.	25,100	730,020
Mitsubishi Electric Corp.	74,700	1,296,984
Mitsubishi Heavy Industries Ltd.	156,000	1,905,678
		8,530,868

Machinery-Diversified - 0.3%
Ebara Corp.	16,200	237,260
Wartsila OYJ Abp	14,877	306,798
		544,058

Media - 0.0%(c)
TBS Holdings, Inc.	1,900	54,043

Mining - 0.4%
Cameco Corp.	14,911	678,671

Office-Business Equipment - 0.7%
Canon Marketing Japan, Inc.	2,200	68,480
Canon, Inc.	36,900	1,168,050
		1,236,530

Oil & Gas - 0.1%
Cosmo Energy Holdings Co. Ltd.	2,600	141,832

Packaging & Containers - 0.0%(c)
Toyo Seikan Group Holdings Ltd.	4,600	79,346

Pharmaceuticals - 9.9%
Alfresa Holdings Corp.	8,200	129,400
Chugai Pharmaceutical Co. Ltd.	25,600	1,129,404
Medipal Holdings Corp.	7,000	127,426
Novo Nordisk AS - Class B	111,022	14,684,001
Otsuka Holdings Co. Ltd.	18,500	958,683
Santen Pharmaceutical Co. Ltd.	12,400	149,656
Suzuken Co. Ltd./Aichi Japan	2,000	73,429
		17,251,999

Private Equity - 1.0%
3i Group PLC	43,954	1,767,472

Real Estate - 1.6%
Daito Trust Construction Co. Ltd.	2,000	242,115
Hulic Co. Ltd.	29,900	293,701
Mitsui Fudosan Co. Ltd.	104,500	1,097,632
Nomura Real Estate Holdings, Inc.	3,800	107,579
REA Group Ltd.	1,714	229,352
Sumitomo Realty & Development Co. Ltd.	14,400	480,913
Tokyo Tatemono Co. Ltd.	6,900	121,690
Tokyu Fudosan Holdings Corp.	21,500	157,154
		2,730,136

Retail - 3.3%
Alimentation Couche-Tard, Inc.	19,951	1,229,877
Fast Retailing Co. Ltd.	6,500	1,807,183
Industria de Diseno Textil SA	38,258	1,857,418
McDonald's Holdings Co. Japan Ltd.	2,800	116,071
Reece Ltd.	7,189	129,942
Ryohin Keikaku Co. Ltd.	8,300	157,434
Skylark Holdings Co. Ltd.	9,800	135,024
USS Co. Ltd.	13,800	124,914
Zensho Holdings Co. Ltd.	4,300	175,295
		5,733,158

Semiconductors - 5.3%
Advantest Corp.	35,900	1,444,819
ASM International NV	1,435	984,000
Disco Corp.	5,100	1,683,829
Nova Ltd. (a)	941	189,225
Renesas Electronics Corp.	48,400	832,917
Shinko Electric Industries Co. Ltd.	1,700	64,605
Socionext, Inc.	5,100	104,788
Tokyo Electron Ltd.	19,000	3,934,315
		9,238,498

Shipbuilding - 0.1%
Kongsberg Gruppen ASA	2,425	243,598

Software - 7.3%
Cellebrite DI Ltd. (a)	1,124	15,399
Constellation Software, Inc./Canada	873	2,754,529
Dassault Systemes SE	18,344	695,643
Konami Group Corp.	3,000	228,497
Pro Medicus Ltd.	1,694	159,256
Sage Group PLC	40,039	558,985
SAP SE	39,218	8,277,375
		12,689,684

Telecommunications - 1.3%
Hikari Tsushin, Inc.	700	131,818
NEXTDC Ltd. (a)	14,889	163,089
SoftBank Corp.	146,700	1,924,272
		2,219,179

Toys/Games/Hobbies - 1.4%
Nintendo Co. Ltd.	42,100	2,357,297

Transportation - 1.7%
Frontline PLC	5,344	131,707
Hafnia Ltd.	9,246	73,218
Kamigumi Co. Ltd.	3,000	68,890
Kawasaki Kisen Kaisha Ltd.	40,700	635,746
Keisei Electric Railway Co. Ltd.	7,500	225,243
Kuehne + Nagel International AG	1,657	514,420
Mitsui OSK Lines Ltd.	15,600	501,099
Nippon Yusen KK	19,300	631,159
Seibu Holdings, Inc.	8,500	159,838
Tobu Railway Co. Ltd.	5,400	95,200
		3,036,520
TOTAL COMMON STOCKS (Cost $160,208,522)		173,680,405

SHORT-TERM INVESTMENTS - 0.0%(c)
Investments Purchased with Proceeds from Securities Lending - 0.0%(c)	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.51% (d)	81,928	81,928

U.S. Treasury Bills - 0.0%(c)	Par
5.20%, 08/06/2024 (e)	7,000	6,995
TOTAL SHORT-TERM INVESTMENTS (Cost $88,923)		88,923

TOTAL INVESTMENTS - 99.6% (Cost $160,297,445)		173,769,328
Money Market Deposit Account - 0.3% (f)		561,262
Other Assets in Excess of Liabilities - 0.1%		89,859
TOTAL NET ASSETS - 100.0%		$174,420,449

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $80,247 which represented 0.05% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(e)	The rate shown is the effective yield as of July 31, 2024.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2024 was 5.24%.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Innovator Gradient Tactical Rotation Strategy ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$173,680,405	$–	$–	$173,680,405
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	81,928
U.S. Treasury Bills	–	6,995	–	6,995
Total Investments	$173,680,405	$6,995	$–	$173,769,328

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of July 31, 2024
(% of Net Assets)

Common Stocks	$173,680,405	99.6%
Money Market Deposit Account	561,262	0.3
Investments Purchased with Proceeds from Securities Lending	81,928	0.0
U.S. Treasury Bills	6,995	0.0
Other Assets in Excess of Liabilities	89,859	0.1
	174,420,449	100.0%